DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2020
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

					2020		2019
Notional amount			Maturity	Current	Non-current	Current	Non-current
Unsecured senior notes
U.S. dollar, fixed rate - 3.60% to 4.90%	US$	975.0	2024-2034	$—	$1,370.4	$80.1	$1,163.1
Canadian dollar, fixed rate - 4.15%		$30.0	2024-2027	—	30.0	45.0	30.0
Canadian dollar, variable rate				—	—	50.0	—
Term loans
U.S. dollar, variable rate	US$	183.1	2021-2025	79.7	177.1	8.0	259.2
Canadian dollar, variable rate		$46.5	2020-2028	5.6	40.7	5.6	46.3
Other				8.2	7.9	8.4	24.8
Lease liabilities
U.S. dollar			2020-2041	91.7	214.4	61.4	179.3
Other			2020-2043	21.0	160.7	1.4	17.2
R&D obligations
Canadian dollar			2021-2039	—	391.5	4.2	344.3
Revolving credit facilities
U.S. dollar, variable rate			2023	—	423.3	—	—
Canadian dollar, variable rate			2023	—	290.0	—	—
Total long-term debt				$206.2	$3,106.0	$264.1	$2,064.2

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows are as follows:

	Unsecured				Revolving
	senior	Term	Lease	R&D	credit
	notes	loans	liabilities	obligations	facilities	Total
Net book value as at March 31, 2018	$684.1	$131.1	$145.4	$300.3	$—	$1,260.9
Changes from financing cash flows
Proceeds from long-term debt	663.7	255.1	—	36.5	—	955.3
Repayment of long-term debt	—	(70.6)	—	(2.1)	—	(72.7)
Repayment of lease liabilities	—	—	(22.0)	—	—	(22.0)
Total changes from financing cash flows	$663.7	$184.5	$(22.0)	$34.4	$—	$860.6
Non-cash changes
Business combinations (Note 3)	—	15.2	137.6	—	—	152.8
Foreign currency exchange differences	20.1	4.2	5.0	—	—	29.3
Interests	—	—	0.8	13.8	—	14.6
Other	0.3	17.3	(7.5)	—	—	10.1
Total non-cash changes	$20.4	$36.7	$135.9	$13.8	$—	$206.8
Net book value as at March 31, 2019	$1,368.2	$352.3	$259.3	$348.5	$—	$2,328.3
Impact of adopting IFRS 16 (Note 2)	—	—	265.8	—		265.8
Net book value as at April 1, 2019	$1,368.2	$352.3	$525.1	$348.5	$—	$2,594.1
Changes from financing cash flows
Net proceeds from borrowing under
revolving credit facilities	—	—	—	—	708.2	708.2
Proceeds from long-term debt	131.7	5.5	—	30.4	—	167.6
Repayment of long-term debt	(175.4)	(53.4)	—	(4.2)	—	(233.0)
Repayment of lease liabilities	—	—	(79.8)	—	—	(79.8)
Total changes from financing cash flows	$(43.7)	$(47.9)	$(79.8)	$26.2	708.2	$563.0
Non-cash changes
Business combinations (Note 3)	—	—	1.6	—	—	1.6
Foreign currency exchange differences	75.2	14.7	13.8	—	5.1	108.8
Additions and remeasurement
of lease liabilities	—	—	27.3	—	—	27.3
Interests	—	—	—	16.8	—	16.8
Other	0.7	0.1	(0.2)	—	—	0.6
Total non-cash changes	$75.9	$14.8	$42.5	$16.8	$5.1	$155.1
Net book value as at March 31, 2020	$1,400.4	$319.2	$487.8	$391.5	$713.3	$3,312.2